Revenue	9 Months Ended
Sep. 30, 2024
Revenue [abstract]
Revenue

4. Revenue

The Company derives revenue from the transfer of goods at a point in time in the following categories:

	Three months ended		Nine months ended
	September 30,		September 30,
	2024	2023	2024	2023
	$	$	$	$
Active ingredients	1,707	1,952	6,098	5,929
Pharmaceutical	164	-	167	-
	1,871	1,952	6,265	5,929

Deferred revenue

The deferred revenue balance primarily relates to the advance consideration received in the form of non-refundable non-creditable upfront payment and milestone payments relating to list price approvals of Ghryvelin™ in the United Kingdom, Spain and Germany as per an exclusive licensing agreement for the commercialization of macimorelin (the “Licensed Product”) in the European Economic Area and the United Kingdom and an exclusive supply agreement for a period of ten years, subject to renewal, to supply such Licensed Product.

Revenue for this contract will be recognized based on units of Licensed Product supplied. The total units that the Company expects to supply pursuant to the Pharmanovia Agreement is an estimate, based on current projections and anticipated market demand, and therefore will be a significant judgment that will be relied upon when using the outputs method to recognize revenue. The Company expects to recognize the balance of the deferred revenue over the remaining period of eight years, subject to extension based on the outcome of the ongoing clinical development related to the Pediatric Indication and related patent application initiatives. For the three months and nine months ended September 30, 2024, the Company recognized $39 and $39 respectively as revenue from the deferred revenue balance originating from the acquisition of Aeterna Zentaris Inc. (note 3).

Liabilities related to contracts with customers

The following table provides a summary of deferred revenue balances:

	September 30, 2024
	Current	Non-current	Total
	$	$	$
Pharmanovia	38	1,798	1,836
NK Meditech	8	126	134
	46	1,924	1,970

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2024, and for the three and nine months ended September 30, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)